ORIX Corporation Shareholders' Equity (Information about Dividend Payments and Applicable Dividends) (Detail) - JPY (¥) ¥ / shares in Units, ¥ in Millions	9 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Dividends Payable [Line Items]
Resolution	The board of directors on May 21, 2020	The board of directors on May 22, 2019
Type of shares	Common stock	Common stock
Total dividends paid	¥ 51,493	¥ 58,962
Dividend per share	¥ 41.00	¥ 46.00
Date of record for dividend	Mar. 31, 2020	Mar. 31, 2019
Effective date for dividend	Jun. 18, 2020	Jun. 03, 2019
Dividend resource	Retained earnings	Retained earnings
Effective Date [Member]
Dividends Payable [Line Items]
Resolution	The board of directors on November 2, 2020	The board of directors on October 28, 2019
Type of shares	Common stock	Common stock
Total dividends paid	¥ 43,670	¥ 44,862
Dividend per share	¥ 35.00	¥ 35.00
Date of record for dividend	Sep. 30, 2020	Sep. 30, 2019
Effective date for dividend	Dec. 09, 2020	Dec. 03, 2019
Dividend resource	Retained earnings	Retained earnings